DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS
Summary of result of discontinued operations

	12/31/2018	12/31/2017	12/31/2016
Net operating revenue	11,881,505	9,597,517	11,590,100
Operating costs	(7,294,157)	(7,109,832)	(9,033,705)
Operating expenses	(1,612,793)	(2,143,618)	(6,536,613)
Operating income before financial income	2,974,555	344,067	(3,980,218)
Net financial income	(1,572,694)	(3,502,329)	(2,657,751)
Profit from shareholdings	—	—	4,263
Operating income before taxes	1,401,861	(3,158,262)	(6,633,706)
Income tax expense and social contribution	(313,806)	(14,659)	—
Profit (Loss) on discontinued operations	1,088,055	(3,172,921)	(6,633,706)

Summary of effect on the cash flow statement

	12/31/2018	12/31/2017	12/31/2016
Operational Activities
Income before income and social contribution taxes	1,401,861	(3,158,262)	(6,633,706)
Adjustments:
Depreciation and amortization	150,732	227,397	279,753
Monetary and exchange variations, net	(74,216)	(302,012)	(1,108,424)
Financial charges	2,264,293	3,609,616	3,883,278
Gain on sale of subsidiary	(2,967,097)	(1,524,687)	—
Net operating provisions	1,288,392	1,046,973	2,553,548
Others	(136,601)	(664,140)	(599,338)
	525,502	2,393,147	5,008,817

Net income from changes in operating assets and liabilities	(1,971,156)	(953,549)	1,098,617
Pagamento de encargos financeiros	(40,088)	(121,073)	(99,311)
Payment of financial charges	(102,072)	—	—
Payment of income and social contribution taxes	(16,809)	(10,414)	(11,782)
Payment of refinancing of taxes and contributions - principal	(227,204)	(74,066)	(23,260)
Payment of legal contingencies	(116,610)	(2,116)	(155,852)
Net cash provided by operating activities	(546,576)	(1,926,333)	(816,477)

Financing activities
Loans and financing obtained	85,156	2,190,673	1,094,361
Payment of loans and financing - principal	(1,019,908)	(153,379)	(165,628)
Global reversal reserve resources	1,484,127	—	—
Others	(329)	(7,653)	1,064
Net cash provided by financing activities	549,046	2,029,641	929,797

Investment activities
Acquisition of property, plant and equipment	(17,538)	(23,844)	(52,619)
Acquisition of intangible assets	(20,014)	(34,107)	(40,978)
Others	7,406	(19,599)	1,085
Net cash provided by investment activities	(30,146)	(77,550)	(92,512)
Net cash provided by discontinued operations	(27,675)	25,758	20,808